Costs (Details 4) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Expenses [Abstract]
Wages and salaries	€ 27	€ 25	€ 26
Post-employment benefits	2	2	2
Other long-term benefits	10	9	12
Indemnities upon termination of employment		7	4
Key management personnel compensation	€ 39	€ 43	€ 44